Customer and Supplier Concentration	12 Months Ended
Jun. 30, 2024
Customer and Supplier Concentration [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 22 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchase.

The Company’s sales are made to customers that are located primarily in China. For the years ended June 30, 2024, 2023 and 2022, no individual customer or supplier accounted for more than 10% of the Company’s total revenues or purchase. As of June 30, 2024, 2023 and 2022, no individual customer or supplier accounted for more than 10% of the total outstanding accounts receivable or accounts payable balance.